Consolidated Statement of Changes in Equity (Parenthetical) (Private Forward Repurchase Transaction [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Private Forward Repurchase Transaction [Member]
Consolidated Statement of Changes in Equity (Textuals) [Abstract]
Private forward repurchase contract	$ 500	$ 200	$ 150
Common stock repurchased, shares	11,000,000	6,000,000	6,000,000